Offerings - Offering: 1	Nov. 12, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true	[1]
Security Type	Equity
Security Class Title	Common Stock, par value, no per share
Amount Registered | shares	1,241,132	[2],[3]
Proposed Maximum Offering Price per Unit | $ / shares	2.69	[1]
Maximum Aggregate Offering Price	$ 3,338,645	[1]
Fee Rate	0.01381%
Amount of Registration Fee	$ 461.07
Offering Note
(1)	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of additional shares of common stock, no par value per share (the “Common Stock”), of Willamette Valley Vineyards, Inc. (the “Company”), which become issuable under the Company’s 2025 Omnibus Equity Incentive Plan (the “Plan”) by reason of any stock splits, stock dividends, reorganizations, mergers, consolidations, recapitalizations or other similar transactions.

(2)	Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low sales prices of the Common Stock on the Nasdaq Capital Market on November 10, 2025, which date is within five business days prior to the filing of this Registration Statement.

(3)	Represents shares of Common Stock issuable pursuant to the grant, vesting or exercise of awards under the Plan.

[1]	Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low sales prices of the Common Stock on the Nasdaq Capital Market on November 10, 2025, which date is within five business days prior to the filing of this Registration Statement.
[2]	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of additional shares of common stock, no par value per share (the “Common Stock”), of Willamette Valley Vineyards, Inc. (the “Company”), which become issuable under the Company’s 2025 Omnibus Equity Incentive Plan (the “Plan”) by reason of any stock splits, stock dividends, reorganizations, mergers, consolidations, recapitalizations or other similar transactions.
[3]	Represents shares of Common Stock issuable pursuant to the grant, vesting or exercise of awards under the Plan.